Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Detail) - ₨ / shares		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Weighted Average Exercise Price
Options outstanding, beginning of period		₨ 680.0
Options outstanding, end of period		₨ 773.7	₨ 680.0
Employees Stock Option Scheme
Options
Options outstanding, beginning of period		92,476,600	65,443,045	99,872,740
Granted		41,659,000	47,060,000	0
Exercised	[1]	(22,700,740)	(18,903,115)	(33,459,050)
Forfeited		(2,296,500)	(1,017,800)	(848,800)
Lapsed		(105,360)	(105,530)	(121,845)
Options outstanding, end of period		109,033,000	92,476,600	65,443,045
Options exercisable, end of period		41,871,400	46,137,600	56,752,845
Weighted Average Exercise Price
Options outstanding, beginning of period		₨ 556.06	₨ 417.32	₨ 389.52
Granted		835.50	679.99	0.00
Exercised	[1]	438.50	382.63	333.87
Forfeited		761.32	618.30	461.85
Lapsed		368.42	247.18	236.79
Options outstanding, end of period		683.16	556.06	417.32
Options exercisable, end of period		537.99	431.59	409.46
Weighted average fair value of options granted during the year		₨ 302.31	₨ 258.53	₨ 0.00

[1]	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares. As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.